Pursuant to Rule 497(e)
Registration No. 333-11283

SUNAMERICA FOCUSED SERIES, INC. (“Focused Series”)

SUNAMERICA FOCUSED ASSET ALLOCATION STRATEGIES

Focused Balanced Strategy Portfolio

Focused Equity Strategy Portfolio

Focused Fixed Income and Equity Strategy Portfolio

Focused Fixed Income Strategy Portfolio

Focused Multi-Asset Strategy Portfolio

(the “Portfolios”)

Supplement dated November 3, 2008

to the Prospectus dated February 28, 2008

as supplemented and amended to date

The Portfolios invest in a combination of funds that serve as underlying funds in the Portfolios. The Board of Directors of Focused Series approved amendments to the principal and non-principal investment techniques of each Portfolio to permit each Portfolio to invest in the SunAmerica Alternative Strategies Fund (the “Alternative Strategies Fund”), a series of AIG Series Trust. Accordingly, effective November 3, 2008, the Prospectus is amended as set out below. Since the Alternative Strategies Fund is new, a Portfolio that invests in the Alternative Strategies Fund would likely be a significant shareholder.

On pages 2 and 3 of the Prospectus, in the section entitled “Portfolio Highlights,” under the heading “What are the Portfolios’ investment goals, principal strategies and techniques?,” the first sentence of each paragraph in the column “Principal Investment Techniques,” with respect to the Focused Equity Strategy Portfolio, Focused Multi-Asset Strategy Portfolio and Focused Balanced Strategy Portfolio, is hereby deleted and replaced with the following:

Focused Equity Strategy Portfolio and Focused Multi-Asset Strategy Portfolio:

“Allocation of assets among (i) a combination of funds within SunAmerica Focused Series, Inc., SunAmerica Income Funds and SunAmerica Equity Funds, investing in equity and fixed income securities, and (ii) SunAmerica Alternative Strategies Fund, a series of AIG Series Trust.”

Focused Balanced Strategy Portfolio:

“Allocation of assets among (i) a combination of funds within SunAmerica Focused Series, Inc., SunAmerica Income Funds, SunAmerica Equity Funds and SunAmerica Senior Floating Rate Fund, Inc., investing in equity and fixed income securities, and (ii) SunAmerica Alternative Strategies Fund, a series of AIG Series Trust.”

On page 3 of the Prospectus, in the section entitled “Portfolio Highlights,” under the heading “Additional information about the principal investment techniques of the Portfolios,” the first paragraph and the table immediately below it showing the projected asset allocation ranges under normal market conditions for each Portfolio are hereby deleted and replaced with the following:

“The Portfolios invest in a combination of funds, as described above, within SunAmerica Focused Series, Inc., SunAmerica Income Funds, SunAmerica Equity Funds, SunAmerica Senior Floating Rate Fund, Inc. and SunAmerica Alternative Strategies Fund, and may also invest in the SunAmerica Money Market Fund, Inc. and any other affiliated SunAmerica funds (collectively, the “Underlying Funds”). The Focused Fixed Income and Equity Strategy Portfolio and the Focused Fixed Income Strategy Portfolio may invest in the SunAmerica Alternative Strategies Fund as a non-principal investment technique. The following chart reflects the projected asset allocation ranges under normal market conditions for each Portfolio (as invested through the Underlying Funds). The SunAmerica Alternative Strategies Fund is the only Underlying Fund in which the Portfolios may invest to gain exposure to the Alternative asset class.”

	Focused Equity Strategy Portfolio	Focused Multi- Asset Strategy Portfolio	Focused Balanced Strategy Portfolio	Focused Fixed Income and Equity Strategy Portfolio	Focused Fixed Income Strategy Portfolio
Domestic Equity Securities	80%-100%	35%-75%	35%-75%	15%-50%	0%-20%
Foreign Equity Securities	0%-30%	10%-30%	0%-20%	0%-10%	0%-5%
Fixed Income Securities	0%-5%	15%-30%	25%-50%	50%-80%	80%-100%
Alternative Strategies	0%-20%	0%-30%	0%-30%	0%-20%	0%-20%

On page 4 of the Prospectus, in the section entitled “Portfolio Highlights,” under the heading “Principal Risks Applicable to all Portfolios,” the following paragraph is hereby added:

“Risks of Investing in Alternative Strategies, Securities and Other Investments

The Portfolios that invest in the Alternative Strategies Fund are subject to the following additional risks:

Commodity Exposure Risks. Exposure to the commodities markets may subject the Alternative Strategies Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Hedge Fund Exposure Risks. Indirect exposure to hedge funds may subject the Alternative Strategies Fund to greater volatility than investments in traditional securities. The hedge funds comprising a hedge fund index, for example, invest in and may actively trade securities and other financial instruments using a variety of strategies and investment techniques that may involve significant risks. The managers of the hedge funds also may use proprietary investment strategies that are not fully disclosed, which may involve risks that are not anticipated. In addition, the hedge fund managers often are entitled to receive performance-based allocations out of the net profits of the hedge funds, which may create an incentive for the managers to make investments that are riskier or more speculative than they might have made in the absence of such arrangements.

Risks of Commodity-Linked and Hedge Fund-Linked Notes. The commodity-linked and hedge fund-linked notes in which the Alternative Strategies Fund invests have substantial risks, including risk of loss of a significant portion of their principal value. In addition to commodity risk and hedge fund risk, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of secondary market and risk of greater volatility, that do not affect traditional equity and fixed income securities.

Risks of Commodity-Linked and Hedge Fund-Linked Derivatives. The commodity and hedge fund-linked derivative instruments in which the Alternative Strategies Fund invests have substantial risks, including risk of loss of a significant portion of their principal value. Commodity and hedge fund-linked derivative instruments may be more volatile and less liquid than the underlying instruments and their value will be affected by the performance of the commodity markets or underlying hedge funds, as the case may be, as well as economic and other regulatory or political developments, overall market movements and other factors. Typically, the return of the commodity-linked and hedge fund-linked notes and swaps will be based on some multiple of the performance of an index. The multiple (or leverage) will magnify the positive and negative return the Alternative Strategies Fund earns from these notes and/or swaps as compared to the index.

Risks of Derivative Instruments. The Alternative Strategies Fund can use other derivative instruments, such as options, futures and swaps, to seek greater investment returns or to hedge against declines in the value of the Alternative Strategies Fund’s other portfolio investments. There are special risks in particular derivative instruments and hedging strategies the Alternative Strategies Fund might use. If the investment adviser uses a derivative instrument at the wrong time or judges market conditions incorrectly, use of a derivative instrument may result in a significant loss to the Alternative Strategies Fund and reduce its return. The Alternative Strategies Fund could also experience losses if the prices of its derivative instruments were not properly correlated with its other investments.

Subsidiary Risk. The Alternative Strategies Fund intends to gain exposure to the commodities markets, in part, through investments in a wholly-owned subsidiary organized under the laws of the Cayman Islands (the “Subsidiary”). The investments held by the Subsidiary are similar to those that are permitted to be held by the Fund and, therefore, the Subsidiary is subject to risks similar to those of the Alternative Strategies Fund, including the risks of exposure to the commodities markets and hedge funds. Because the Subsidiary is organized under Cayman Islands law and is not registered under the 1940 Act, the Subsidiary is not subject to the investor protections of the 1940 Act. The Alternative Strategies Fund intends to rely on a private letter ruling from the Internal Revenue Service (“IRS”) with respect to its investment in the Subsidiary. However, there can be no assurance that the IRS will issue such a ruling. Changes in U.S. or Cayman Islands laws could result in the inability of the Alternative Strategies Fund and/or the Subsidiary to operate as intended. For example, the Government of the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, shareholders would likely suffer decreased investment returns.

Risks of Leverage. Some derivatives the Alternative Strategies Fund buys involve a degree of leverage. Leverage occurs when an investor has the right to a return on an investment that exceeds the return that the investor would be expected to receive based on the amount contributed to the investment. The Alternative Strategies Fund’s use of certain economically leveraged derivatives can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the Alternative Strategies Fund uses derivatives for leverage, a shareholder’s investment will tend to be more volatile, resulting in larger gains or losses in response to the fluctuating prices of the Alternative Strategies Fund’s investments.

Credit Risk. The commodity-linked notes, hedge fund-linked notes, swaps, “over-the-counter” (“OTC”) options, and fixed income securities the Alternative Strategies Fund buys are subject to credit risk. Credit risk is the risk that the issuer might not pay interest when due or repay principal at maturity of the obligation. If the issuer fails to pay interest, the Alternative Strategies Fund’s income might be reduced. If the issuer fails to pay principal, the Alternative Strategies Fund can lose money on the investment, and its share price may fall.

Counterparty Risk. The Alternative Strategies Fund will be exposed to the credit of the counterparties to derivative contracts and its ability to satisfy the terms of the agreements, which exposes the Alternative Strategies Fund to the risk that the counterparties may default on their obligations to perform under the agreements. In the event of a bankruptcy or insolvency of a counterparty, the Alternative Strategies Fund could experience delays in liquidating the positions and significant losses, including declines in the value of its investment during the period in which the Alternative Strategies Fund seeks to enforce its rights, inability to realize any gains on its investment during such period and fees and expenses incurred in enforcing its rights.

Illiquidity Risk. Certain investments may be difficult or impossible to sell at the time and the price that the Alternative Strategies Fund would like. In addition, while not necessarily illiquid securities, certain derivatives in which the Fund invests are generally not listed on any exchange and the secondary market for those derivatives has less liquidity relative to markets for other securities. Obtaining valuations for those derivatives may be more difficult than obtaining valuations for actively traded securities. Thus, the value upon disposition on any given derivative may differ from its current valuation.

Risks of Exchange-Traded Funds. Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and the Alternative Strategies Fund could lose money investing in an ETF.

Financial Services Risk. The commodity-linked notes and hedge fund-linked notes in which the Alternative Strategies Fund invests may be issued by companies in the financial services sector, including the banking, brokerage and insurance industries. In addition, companies in the financial services sector may serve as counterparties to other derivative transactions in which the Alternative Strategy Fund engages. As a result, events affecting issuers in the financial services sector may cause the Alternative Strategy Fund’s share value to fluctuate and may impact a company’s creditworthiness or ability to perform under its agreement with the Alternative Strategies Fund.

These risks increase as a Portfolio’s allocation to the Alternative Strategies Fund increases and are expected to apply principally to the Focused Equity Strategy Portfolio, Focused Multi-Asset Strategy Portfolio and Focused Balanced Strategy Portfolio and, to a lesser extent, to the Focused Fixed Income and Equity Strategy Portfolio and Focused Fixed Income Strategy Portfolio.”

On pages 28 and 29 of the Prospectus, in the section entitled “More Information About the Portfolios,” in the row entitled “What are the Portfolios’ principal investment techniques?,” the first sentence of each paragraph with respect to the Focused Equity Strategy Portfolio, Focused Multi-Asset Strategy Portfolio and Focused Balanced Strategy Portfolio is hereby deleted and replaced with the following:

Focused Equity Strategy Portfolio and Focused Multi-Asset Strategy Portfolio:

“Allocation of assets among (i) a combination of funds within SunAmerica Focused Series, Inc., SunAmerica Income Funds and SunAmerica Equity Funds, investing in equity and fixed income securities, and (ii) SunAmerica Alternative Strategies Fund, a series of AIG Series Trust.”

Focused Balanced Strategy Portfolio:

“Allocation of assets among (i) a combination of funds within SunAmerica Focused Series, Inc., SunAmerica Income Funds, SunAmerica Equity Funds and SunAmerica Senior Floating Rate Fund, Inc., investing in equity and fixed income securities, and (ii) SunAmerica Alternative Strategies Fund, a series of AIG Series Trust.”

Additionally, on pages 28 and 29 of the Prospectus, in the section entitled “More Information About the Portfolios,” in the row entitled “What are the Underlying Funds’ principal investments?,” the following investments are hereby added with respect to the Focused Equity Strategy Portfolio, Focused Multi-Asset Strategy Portfolio and Focused Balanced Strategy Portfolio:

“Commodity-linked derivative instruments

Hedge-fund linked derivative instruments

Exchange-traded funds

Financial futures

Bonds/fixed income securities”

Additionally, on pages 28 and 29 of the Prospectus, in the section entitled “More Information About the Portfolios,” in the row entitled “What risks may affect the Portfolio (directly or by investing in the Underlying Funds)?,” the entire section with respect to the Focused Equity Strategy Portfolio, Focused Multi-Asset Strategy Portfolio and Focused Balanced Strategy Portfolio is hereby deleted and replaced with the following:

Focused Equity Strategy Portfolio	Focused Multi-Asset Portfolio	Focused Balanced Portfolio

Principal risks:

•   Management risk

•   Market volatility

•   Securities selection

•   Foreign exposure

•   Non-diversification

•   Small and mid market capitalization

•   Bond market volatility

•   Interest rate fluctuations

•   Commodity exposure

•   Hedge fund exposure

•   Commodity-linked and hedge-fund-linked notes and derivatives

•   Derivatives

•   Subsidiary risk

•   Leverage

•   Credit risk

•   Counterparty risk

•   Illiquidity

•   Exchange-traded funds

•   Financial services

Principal risks:

•   Management risk

•   Market volatility

•   Securities selection

•   Foreign exposure

•   Non-diversification

•   Prepayment

•   Small and mid market capitalization

•   Bond market volatility

•   Interest rate fluctuations

•   Commodity exposure

•   Hedge fund exposure

•   Commodity-linked and hedge-fund-linked notes and derivatives

•   Derivatives

•   Subsidiary risk

•   Leverage

•   Credit risk

•   Counterparty risk

•   Illiquidity

•   Exchange-traded funds

•   Financial services

Principal risks:

•   Management risk

•   Market volatility

•   Securities selection

•   Foreign exposure

•   Non-diversification

•   Prepayment

•   Small and mid market capitalization

•   Bond market volatility

•   Collateral impairment

•   Interest rate fluctuations

•   Commodity exposure

•   Hedge fund exposure

•   Commodity-linked and hedge-fund-linked notes and derivatives

•   Derivatives

•   Subsidiary risk

•   Leverage

•   Credit risk

•   Counterparty risk

•   Illiquidity

•   Exchange-traded funds

•   Financial services

Non-principal risks: • Credit quality • Prepayment • Emerging markets • Hedging • Exchange-traded notes • Non-correlation • Tax risk • Management risk • Index risk	Non-principal risks: • Credit quality • Emerging markets • Hedging • Exchange-traded notes • Non-correlation • Tax risk • Management risk • Index risk	Non-principal risks: • Credit quality • Emerging markets • Hedging • Exchange-traded notes • Non-correlation • Tax risk • Management risk • Index risk

Additionally, on page 29 of the Prospectus, under “More Information About the Portfolios,” in the row entitled “What risks may affect the Portfolio (directly or by investing in the Underlying Funds)?,” the section “Non-principal risks” with respect to the Focused Fixed Income and Equity Strategy Portfolio and Focused Fixed Income Strategy Portfolio is hereby deleted and replaced with the following:

Focused Fixed Income and Equity Strategy Portfolio	Focused Fixed Income Strategy Portfolio

Non-principal risks:

•   Small and mid market capitalization

•   Illiquidity

•   Hedging

•   Derivatives

•   Commodity exposure

•   Hedge fund exposure

•   Commodity-linked and hedge-fund-linked notes and derivatives

•   Subsidiary risk

•   Leverage

•   Credit risk

•   Counterparty risk

•   Exchange-traded funds

•   Financial services

Non-principal risks:

•   Small and mid market capitalization

•   Foreign exposure

•   Illiquidity

•   Hedging

•   Derivatives

•   Commodity exposure

•   Hedge fund exposure

•   Commodity-linked and hedge-fund-linked notes and derivatives

•   Subsidiary risk

•   Leverage

•   Credit risk

•   Counterparty risk

•   Exchange-traded funds

•   Financial services

On page 32 of the Prospectus, in the section entitled “More Information About the Portfolios—Information About the Underlying Funds,” the following is hereby added:

Portfolio	Principal Investment Strategy	Principal Investment Techniques
SunAmerica Alternative Strategies Fund	Commodity index and hedge fund exposure	Seeks to provide long-term total return by utilizing an actively managed quantitative investment process to provide commodity and hedge fund exposure and by investing in U.S. Government securities and other fixed income securities

On page 33 of the Prospectus, under “Glossary-Investment Terminology,” the following definitions are hereby added:

“Commodity-linked derivatives are derivative instruments, the value of which is primarily linked to the price movement of a commodity, commodity index or commodity futures or option contract.

A commodity-linked note is a derivative instrument that has characteristics of a debt security and of a commodity-linked derivative. It typically provides for interest payments and a principal payment at maturity linked to the price movement of a commodity, commodity index or commodity futures or option contract.

Hedge fund-linked derivatives are derivative instruments, the value of which is primarily linked to the price movement of a hedge fund, hedge fund index or hedge fund futures or option contract.

Exchange-traded funds (“ETFs”) are generally structured as investment companies and traded like traditional equity securities on a national securities exchange. ETFs are typically designed to represent a fixed portfolio of securities designed to track a particular market index.

Exchange-traded notes (“ETNs”) are senior, unsecured notes linked to an index. Like ETFs, they may be bought and sold like shares of stock on an exchange. However, ETNs have a different underlying structure.

While ETF shares represent an interest in a portfolio of securities, ETNs are structured products that are an obligation of the issuing bank whereby the bank agrees to pay a return based on the target index less any fees. Essentially, these notes allow individual investors to have access to derivatives linked to commodities and assets such as oil, currencies and foreign stock indexes.

Illiquid securities are securities that cannot easily be sold within seven days by virtue of the absence of a readily available market or legal or contractual restriction on resale. Certain restricted securities (such as Rule 144A securities) are not generally considered illiquid because of their established trading market.”

On page 36 of the Prospectus, under “Glossary-Risk Terminology,” the following definitions are hereby added:

“Credit risk: Credit risk is the risk that the issuer might not pay interest when due or repay principal at maturity of the obligation.

Risks of Exchange-Traded Notes: The Alternative Strategies Fund may invest in shares of ETNs. ETNs do not make periodic coupon payments and provide no principal protection. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity. The value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying index remaining unchanged. The timing and character of income and gains derived from ETNs is under consideration by the U.S. Treasury and Internal Revenue Service and may also be affected by future legislation.

Non-Correlation Risk: Although the subadviser to the Alternative Strategies Fund seeks investments that have a low correlation to traditional asset classes, there can be no guarantee that the performance of the Alternative Strategies Fund will, in fact, have a low correlation to traditional asset classes (such as large capitalization stocks or investment grade fixed-income securities) under all market conditions.

Tax Risk: In order for the Alternative Strategies Fund to qualify as a regulated investment company, it must derive at least 90 percent of its gross income each taxable year from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling that holds that income derived from commodity-linked swaps is not qualifying income. However, the Alternative Strategies Fund intends to seek a private letter ruling concluding that income from certain commodity index-linked notes is qualifying income. Based on such a ruling, the Alternative Strategies Fund will seek to gain exposure to the commodities markets primarily through investments in commodity index-linked notes. In addition the Alternative Strategies Fund intends to seek a private letter ruling concluding that income from the Subsidiary is qualifying income. Based on such a ruling, the Alternative Strategies Fund will seek to gain commodities exposure and hedge fund exposure (which may include investments in the commodities sectors) through investments in the Subsidiary. There can be no assurance, however, that the IRS will issue such a ruling. The tax treatment of commodity-linked notes and hedge fund-linked notes and other investments by the Fund may be affected by future legislation or Treasury Regulations and/or guidance issued by the IRS that could affect the character, timing and/or amount of the Alternative Strategies Fund’s taxable income or gains and distributions made by the Alternative Strategies Fund.

Management Risk: The subadviser to the Alternative Strategies Fund has no prior experience managing a mutual fund. The ability of the subadviser to successfully implement the Alternative Strategies Fund’s and the Subsidiary’s investment strategies will influence the Alternative Strategies Fund’s and the Subsidiary’s performance significantly.

Index Risk: The Alternative Strategies Fund will have exposure to broad-based commodity and hedge fund indexes. The sponsors of these indexes are under no obligation to continue the calculation and dissemination of the indexes. The sponsors of the indexes may at any time or from time to time modify the calculation or construction of the indexes. In addition, the sponsors of the indexes may discontinue or suspend the calculation or publication of the indexes. None of the index sponsors has any obligation or responsibility to the Alternative Strategies Fund or its shareholders in connection with any such modification, discontinuance or suspension, including any obligation or responsibility to notify the Alternative Strategies Fund of any such modification, discontinuance or suspension.”

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SUP5_AAPRO_2-08

SUNAMERICA FOCUSED SERIES, INC. (“Focused Series”)

SUNAMERICA FOCUSED ASSET ALLOCATION STRATEGIES

Focused Balanced Strategy Portfolio

Focused Equity Strategy Portfolio

Focused Fixed Income and Equity Strategy Portfolio

Focused Fixed Income Strategy Portfolio

Focused Multi-Asset Strategy Portfolio

(the “Portfolios”)

Supplement dated November 3, 2008 to the

Statement of Additional Information (“SAI”)

dated February 28, 2008

as supplemented and amended to date

Under the section entitled “Investment Objectives and Policies” on page B-3 of the SAI, the second sentence of the first paragraph is hereby deleted and replaced with the following:

“Each of the Portfolios employs a fund of funds investment strategy in which the assets of the Portfolios are invested in a combination of funds, as described in the Prospectus, within SunAmerica Focused Series, Inc., SunAmerica Income Funds, SunAmerica Equity Fund, SunAmerica Senior Floating Rate Fund, Inc. and SunAmerica Alternative Strategies Fund, a series of AIG Series Trust, and may also invest in the SunAmerica Money Market Fund, Inc. and any other affiliated SunAmerica Funds (collectively, the “Underlying Funds”).”

Under the heading “Fund of Funds Investments” on page B-4 of the SAI, the second sentence is hereby deleted and replaced with the following:

“It generally offers an efficient means of asset allocation across a range of asset classes (e.g., domestic equity securities, foreign equity securities, alternative strategies and bonds and other fixed income securities).”

Under the heading “Equity Securities” on page B-4 of the SAI, the second sentence of the first paragraph is hereby deleted and replaced with the following:

“Under normal market conditions, the Focused Equity Strategy Portfolio expects to allocate between 80% to 100% of its assets in Underlying Equity Funds; the Focused Balanced Strategy Portfolio and Focused Multi-Asset Portfolio expect to allocate between 35% to 75% of their assets in Underlying Equity Funds; the Focused Fixed Income Strategy Portfolio expects to allocate between 0% to 20% of its assets in Underlying Equity Funds; and the Focused Fixed Income and Equity Strategy Portfolio expects to allocate 15% to 50% of its assets in Underlying Equity Funds.”

On page B-5 of the SAI under the heading “Foreign Securities,” the second sentence in the first paragraph is hereby replaced as follows:

“Under normal market conditions, the Focused Equity Strategy Portfolio expects to allocate between 0% to 30% of its assets to Underlying Foreign Equity Funds; the Focused Multi-Asset Strategy Portfolio expects to allocate between 10% to 30% of its assets to Underlying Foreign Equity Funds; the Focused Balanced Strategy Portfolio expects to allocate between 0% and 20% to Underlying Foreign Equity Funds; the Focused Fixed Income Strategy Portfolio expects to allocate 0% to 5% of its assets to Underlying Foreign Equity Funds; and the Focused Fixed Income and Equity Strategy Portfolio expects to allocate 0% to 10% of its assets to Underlying Foreign Equity Funds.”

On page B-7 of the SAI, immediately prior to the section entitled “Senior Floating Rate Loans,” the following is hereby added:

1

“Alternative Strategies, Securities and Other Investments.” Each of the Portfolios may invest in Underlying Funds that invest in Alternative Strategies, securities and other investments (“Underlying Alternative Strategies Funds”). Under normal market conditions, the Focused Equity Strategy Portfolio, Focused Fixed Income and Equity Strategy Portfolio and the Focused Fixed Income Strategy Portfolio expect to allocate between 0% to 20% of their assets in Underlying Alternative Strategies Funds; and the Focused Balanced Strategy Portfolio and Focused Multi-Asset Portfolio expect to allocate between 0% to 30% of their assets in Underlying Alternative Strategies Funds.

The SunAmerica Alternative Strategies Fund (“Alternative Strategies Fund”) seeks exposure to the commodities markets by investing in commodity-linked derivative instruments. By investing in these derivative instruments, the Fund seeks to gain exposure to the returns of real assets that trade in the commodities markets without direct investment in physical commodities. Real assets include such things as industrial and precious metals, gas, oil, livestock, agricultural or meat products and other items.

The Alternative Strategies Fund expects to gain a significant percentage of its exposure to the commodities markets through investment in commodity-linked notes and through investments in a wholly-owned subsidiary of the Alternative Strategies Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Commodity-linked notes pay a return linked to the performance of commodity indexes (such as the S&P GSCI Commodity Index (“S&P GSCI”)) or baskets of futures contracts with respect to all of the commodities in an index. The Alternative Strategies Fund will not invest in or track the performance of any Dow Jones – AIG Commodity Index or any other index sponsored by AIG. The principal and/or interest payments of commodity-linked notes are tied to the value of a real asset or commodity index. These commodity-linked notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. The notes are debt instruments with principal payments generally linked to the value of (derived from) commodities, commodity futures contracts or the performance of commodity indexes and interest and coupon payments pegged to a market-based interest rate, such as LIBOR or a bank’s prime rate. The value of these notes is expected to rise or fall in response to commodity index changes, and thus provide the Fund with economic exposure to movements in commodity prices. The Alternative Strategies Fund may also invest in other commodity-linked derivatives, including commodity swaps, commodity options, futures contracts and exchange-traded notes (“ETNs”). The Fund will not invest directly in commodities.

The Alternative Strategies Fund seeks exposure to hedge funds by investing in hedge fund-linked derivative instruments. The Alternative Strategies Fund ‘s overall hedge fund exposure will be a broad-based exposure that is diversified across a spectrum of hedge fund strategies and managers. The Alternative Strategies Fund expects to gain exposure to hedge funds primarily through investments in hedge fund-linked notes and/or total return swaps and through investments in the Subsidiary. The principal and/or interest payments of hedge fund-linked notes and swaps are linked to the value of a hedge fund index (such as the HFRX Equal Weighted Strategies Index or the Dow Jones Hedge Fund Balanced Portfolio Index). These hedge fund-linked notes or swaps are sometimes referred to as “structured notes” or “structured swaps” because the terms of these notes or swaps may be structured by the issuer and the purchaser of the note or swap. The notes and swaps are debt instruments or contractual obligations, respectively, with principal payments generally linked to the value of hedge fund indexes, and interest and coupon payments pegged to a market-based interest rate, such as LIBOR or a bank’s prime rate. The value of these notes and swaps is expected to rise or fall in response to hedge fund index changes, and thus provide the Alternative Strategies Fund with economic exposure to movements in hedge fund index levels. The Alternative Strategies Fund will not invest directly in hedge funds.

The Alternative Strategies Fund also seeks hedge fund exposure through a replication strategy, which is intended to supplement the hedge fund exposure obtained by the Alternative Strategies Fund ‘s investments in structured notes and swaps. The Alternative Strategies Fund will also utilize a proprietary quantitative investment process that seeks to provide returns similar to a broad-based hedge fund index over time. This process attempts to achieve hedge fund index replicated returns primarily via liquid exposure vehicles such as exchange traded funds (“ETFs”), ETNs, financial futures and fixed income securities.

Assets not invested in commodity-linked derivatives, hedge fund-linked derivatives or in accordance with the hedge fund replication strategy will primarily be invested in U.S. Government securities, including “Treasury inflation-protected securities” or “TIPS.” The Alternative Strategies Fund may also invest in other fixed income securities.

The principal and non-principal risks associated with an investment by the Portfolios in the Alternative Strategies Fund are discussed in detail in the Portfolios’ prospectus. In addition, the following risks, which are listed and discussed in the prospectus of the Portfolios as non-principal risks with respect to the Focused Equity Strategy

2

Portfolio, Focused Multi-Asset Strategy Portfolio and Focused Balanced Strategy Portfolio, may be applicable to the Focused Fixed Income and Equity Strategy Portfolio and Focused Fixed Income Strategy Portfolio to a lesser degree:

Risks of Exchange-Traded Notes: The Alternative Strategies Fund may invest in shares of ETNs. ETNs do not make periodic coupon payments and provide no principal protection. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity. The value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying index remaining unchanged. The timing and character of income and gains derived from ETNs is under consideration by the U.S. Treasury and Internal Revenue Service and may also be affected by future legislation.

Non-Correlation Risk: Although the subadviser to the Alternative Strategies Fund seeks investments that have a low correlation to traditional asset classes, there can be no guarantee that the performance of the Alternative Strategies Fund will, in fact, have a low correlation to traditional asset classes (such as large capitalization stocks or investment grade fixed-income securities) under all market conditions.

Tax Risk: In order for the Alternative Strategies Fund to qualify as a regulated investment company, it must derive at least 90 percent of its gross income each taxable year from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling that holds that income derived from commodity-linked swaps is not qualifying income. However, the Alternative Strategies Fund intends to seek a private letter ruling concluding that income from certain commodity index-linked notes is qualifying income. Based on such a ruling, the Alternative Strategies Fund will seek to gain exposure to the commodities markets primarily through investments in commodity index-linked notes. In addition the Alternative Strategies Fund intends to seek a private letter ruling concluding that income from the Subsidiary is qualifying income. Based on such a ruling, the Alternative Strategies Fund will seek to gain commodities exposure and hedge fund exposure (which may include investments in the commodities sectors) through investments in the Subsidiary. There can be no assurance, however, that the IRS will issue such a ruling. The tax treatment of commodity-linked notes and hedge fund-linked notes and other investments by the Fund may be affected by future legislation or Treasury Regulations and/or guidance issued by the IRS that could affect the character, timing and/or amount of the Alternative Strategies Fund’s taxable income or gains and distributions made by the Alternative Strategies Fund.

Management Risk: The subadviser to the Alternative Strategies Fund has no prior experience managing a mutual fund. The ability of the subadviser to successfully implement the Alternative Strategies Fund’s and the Subsidiary’s investment strategies will influence the Alternative Strategies Fund’s and the Subsidiary’s performance significantly.

Index Risk: The Alternative Strategies Fund will have exposure to broad-based commodity and hedge fund indexes. The sponsors of these indexes are under no obligation to continue the calculation and dissemination of the indexes. The sponsors of the indexes may at any time or from time to time modify the calculation or construction of the indexes. In addition, the sponsors of the indexes may discontinue or suspend the calculation or publication of the indexes. None of the index sponsors has any obligation or responsibility to the Alternative Strategies Fund or its shareholders in connection with any such modification, discontinuance or suspension, including any obligation or responsibility to notify the Alternative Strategies Fund of any such modification, discontinuance or suspension.”

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